Stockholders’ Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
Stockholders’ Equity

Note 9 – Stockholders’ Equity

Common Stock

The Company has authorized 325,000,000 shares of $0.0001 par value Common Stock of which 234,953,286 are issued and outstanding as of September 30, 2021 and June 30, 2021. These shares have 1 vote per share.

Preferred Stock Series A

The Company has authorized 1,000 shares of $0.0001 par value (stated value $10) Series A Supermajority Voting Preferred Stock of which 1,000 are issued and outstanding as of September 30, 2021 and June 30, 2021. So long as one share of Series A Preferred Stock is outstanding, the outstanding shares of the Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting. These shares have no rights to receive dividends and liquidation rights are equal to the stated value per share.

Preferred Stock Series B

The Company has authorized 25,000 shares of $0.0001 par value (stated value $1,000) Series B Convertible Redeemable Preferred Stock of which 14,950 and 14,000 are issued and outstanding as of September 30, 2021 and June 30, 2021, respectively. These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share. These shares are convertible into the Company’s Common Stock based on the stated value at a conversion price equal to 90% of the average closing price of the Common Stock on the 10 Trading Days immediately prior to the Conversion Date but in any event no less than the par value of the Common Stock. The Series B Preferred Stock may not be converted prior to the first anniversary of its issuance except with the consent of the holders of a majority of the then outstanding shares, if any, of the Series A Preferred Stock. No conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. These shares are redeemable at the option of the Company at their stated value plus declared and unpaid dividends.

Preferred Stock Series C

The Company has authorized 2,000 shares of $0.0001 par value (stated value $1,000) Series C Convertible Redeemable Preferred Stock of which 200 are issued and outstanding as of September 30, 2021 and June 30, 2021. These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share. These shares are convertible into the Company’s Common Stock based on the stated value at a conversion price equal to 90% of the average closing price of the Common Stock on the 10 Trading Days immediately prior to the Conversion Date but in any event no less than the par value of the Common Stock. The Series C Preferred Stock may not be converted prior to the first anniversary of its original issuance except with the consent of the holders of a majority of the then outstanding shares, if any, of the Series A Preferred Stock. No conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series C Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. These shares are redeemable at the option of the Company at their stated value plus declared and unpaid dividends.

Note 9 – Stockholders’ Equity

Common Stock

The Company has authorized 325,000,000 shares of $.0001 par value Common Stock of which 234,953,286 and 249,418,545 shares are issued and outstanding as of June 30, 2021 and 2020, respectively. These shares have 1 vote per share.

Preferred Stock Series A

The Company has authorized 1,000 shares of $0.0001 par value (stated value $10) Series A Supermajority Voting Preferred Stock of which 1,000 are issued and outstanding as of June 30, 2021. So long as one share of Series A Preferred Stock is outstanding, the outstanding shares of the Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting. These shares have no rights to receive dividends and liquidation rights are equal to the stated value per share.

Preferred Stock Series B

The Company has authorized 25,000 shares of $0.0001 par value (stated value $1,000) Series B Convertible Redeemable Preferred Stock of which 14,000 are issued and outstanding as of June 30, 2021. These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share. These shares are convertible into the Company’s Common Stock based on the stated value at a conversion price equal to 90% of the average closing price of the Common Stock on the 10 Trading Days immediately prior to the Conversion Date but in any event no less than the par value of the Common Stock. The Series B Preferred Stock may not be converted prior to the first anniversary of its issuance except with the consent of the holders of a majority of the then outstanding shares, if any, of the Series A Preferred Stock. No conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. These shares are redeemable at the option of the Company at their stated value plus declared and unpaid dividends.

Preferred Stock Series C

The Company has authorized 2,000 shares of $0.0001 par value (stated value $1,000) Series C Convertible Redeemable Preferred Stock of which 200 are issued and outstanding as of June 30, 2021. These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share. These shares are convertible into the Company’s Common Stock based on the stated value at a conversion price equal to 90% of the average closing price of the Common Stock on the 10 Trading Days immediately prior to the Conversion Date but in any event not less than the par value of the Common Stock. The Series C Preferred Stock may not be converted prior to the first anniversary of its original issuance except with the consent of the holders of a majority of the then outstanding shares, if any, of the Series A Preferred Stock. No conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series C Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. These shares are redeemable at the option of the Company at their stated value plus declared and unpaid dividends.